Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2021 and 2022, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2021	2022
Investment in operating leases	¥8,055	¥35,061
Property under facility operations	0	8,376
Office facilities	0	1,375
Other assets	0	1,556
Other liabilities	0	1,761

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2020, 2021 and 2022, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥3,043 million, ¥3,020 million and ¥35,666 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2020	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥0	—	¥529	2
Condominiums	159	1	77	3
Land undeveloped or under construction	0	—	2,083	2
Others*	0	—	195	—

Total	¥159	—	¥2,884	—

Fiscal Year ended March 31, 2021	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥331	1
Commercial facilities other than office buildings	1,067	5	189	1
Condominiums	0	—	64	2
Land undeveloped or under construction	0	—	98	2
Others*	0	—	1,271	—

Total	¥1,067	—	¥1,953	—

Fiscal Year ended March 31, 2022	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥858	3	¥11	1
Condominiums	13	2	83	49
Others*	11,878	—	22,823	—

Tota l	¥12,749	—	¥22,917	—

*
For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2020, 2021 include write-downs of ¥109 million and ¥1,099 million of hotels, respectively. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,205 million of property under facility operations and others held by subsidiaries
, of which ¥19,564 million related to write-downs of two coal-biomass co-fired power plants, and ¥2,331 million of two aircraft.